SHAREHOLDERS’ EQUITY (Details Narrative)	Jun. 12, 2024 SGD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Apr. 22, 2025 SGD ($) $ / shares shares	Jan. 10, 2025 shares	Sep. 26, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 shares	Sep. 20, 2023 shares	Sep. 04, 2023 $ / shares shares	May 30, 2023 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		1,000,000,000,000				1,000,000,000,000			50,000	500,000,000
Common stock, par value | $ / shares		$ 0.0000005				$ 0.0000005			$ 1.00	$ 0.001
Common stock, shares issued		20,000,000				20,000,000		10		1
Common stock, shares outstanding		20,000,000				20,000,000
Stock splits, shares issued	10,000
Stock splits, shares outstanding	10,000
Forward stock split, description	1-to-2,000
Retroactively adjusted stock split, description	2,000 for 1
Authorized share capital amount | $	$ 500,000
Authorized share capital, shares	1,000,000,000,000
Shares issued	14,350,000
Equity Incentive Plan [Member]
Class of Stock [Line Items]
Authorized share capital amount | $			$ 500,000
Shares issued				3,200,000
IPO [Member]
Class of Stock [Line Items]
Shares issued					1,650,000
Shares issued, price per share | $ / shares					$ 4.75
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding			29,200,000
IPO [Member] | Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares issued			10,000,000
Shares issued, price per share | $ / shares			$ 0.50
Hero Global Enterprises Limited [Member]
Class of Stock [Line Items]
Authorized share capital, shares	4,152,750
Shares issued	10,547,250
Better Access [Member]
Class of Stock [Line Items]
Authorized share capital, shares	242,950
Shares issued	617,050
Trillion Able [Member]
Class of Stock [Line Items]
Authorized share capital, shares	276,850
Shares issued	703,150
Ms Kong [Member]
Class of Stock [Line Items]
Authorized share capital, shares	276,850
Shares issued	703,150
United Source [Member]
Class of Stock [Line Items]
Authorized share capital, shares	254,250
Shares issued	645,750
True Sage [Member]
Class of Stock [Line Items]
Authorized share capital, shares	276,850
Shares issued	703,150
Mr Gao [Member]
Class of Stock [Line Items]
Authorized share capital, shares	169,500
Shares issued	430,500
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized										1
Common stock, par value | $ / shares	$ 0.0000005
Common stock, shares issued	2,000
Common stock, shares outstanding							20,000,000
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock, shares issued			29,200,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		900,000,000,000
Common stock, par value | $ / shares		$ 0.0000005
Common stock, shares issued		18,652,750
Common stock, shares outstanding		18,652,750
Common Class A [Member] | Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares			$ 0.0000005
Authorized share capital, shares			900,000,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000,000
Common stock, par value | $ / shares		$ 0.0000005
Common stock, shares issued		10,547,250
Common stock, shares outstanding		10,547,250
Common Class B [Member] | Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares			$ 0.0000005
Authorized share capital, shares			100,000,000,000